Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Qatar ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.6%
Gulf Warehousing Co.	925,166	$1,285,753

Banks — 48.9%
Commercial Bank PSQC (The)	3,148,515	3,177,061
Doha Bank QPSC(a)	3,252,845	1,794,404
Masraf Al Rayan QSC	5,305,126	5,679,200
Qatar First Bank(a)	2,691,817	694,677
Qatar International Islamic Bank QSC	1,277,787	2,707,856
Qatar Islamic Bank SAQ	1,666,366	7,008,039
Qatar National Bank QPSC	3,877,046	18,719,256

		39,780,493

Chemicals — 4.4%
Mesaieed Petrochemical Holding Co.	6,567,359	3,594,131

Construction Materials — 0.8%
Qatar National Cement Co. QSC	638,422	664,260

Diversified Financial Services — 0.5%
Salam International Investment Ltd. QSC(a)	4,531,535	379,917

Diversified Telecommunication Services — 3.2%
Ooredoo QPSC	1,529,126	2,630,391

Energy Equipment & Services — 1.3%
Gulf International Services QSC(a)	2,770,637	1,019,184

Food & Staples Retailing — 1.6%
Al Meera Consumer Goods Co. QSC	270,898	1,302,039

Food Products — 0.8%
Baladna	2,100,467	688,339

Health Care Providers & Services — 1.2%
Medicare Group	524,069	962,038

Industrial Conglomerates — 9.2%
Aamal Co.	4,089,887	733,807
Industries Qatar QSC	2,620,369	5,631,740
Mannai Corp. QSC	516,266	421,551
Qatar Industrial Manufacturing Co. QSC	977,068	680,676

		7,467,774

Insurance — 2.0%
Qatar Insurance Co. SAQ	2,946,238	1,626,071

Security	Shares	Value

Marine — 2.3%
Qatar Navigation QSC	1,186,776	$1,862,582

Metals & Mining — 1.5%
Qatar Aluminum Manufacturing Co.	6,964,018	1,217,153

Multi-Utilities — 4.5%
Qatar Electricity & Water Co. QSC	889,529	3,624,385

Oil, Gas & Consumable Fuels — 7.5%
Qatar Fuel QSC	762,424	3,331,363
Qatar Gas Transport Co. Ltd.	4,405,979	2,767,423

		6,098,786

Real Estate Management & Development — 7.3%
Barwa Real Estate Co.	3,481,173	2,756,951
Ezdan Holding Group QSC(a)	6,173,669	1,230,755
Mazaya Qatar Real Estate Development QSC(a)	3,204,833	580,262
United Development Co. QSC	4,227,472	1,347,277

		5,915,245

Wireless Telecommunication Services — 1.4%
Vodafone Qatar QSC	4,148,017	1,163,366

Total Common Stocks — 100.0% (Cost: $81,304,139)		81,281,907

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(b)(c)	280,000	280,000

Total Short-Term Investments — 0.3% (Cost: $280,000)		280,000

Total Investments in Securities — 100.3% (Cost: $81,584,139)		81,561,907

Other Assets, Less Liabilities — (0.3)%		(244,122)

Net Assets — 100.0%		$81,317,785

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	280,000	280,000	$280,000	$1,884	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Qatar ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$81,281,907	$—	$—	$81,281,907
Money Market Funds	280,000	—	—	280,000

	$81,561,907	$—	$—	$81,561,907

2